Non Current Liabilities - Employee Benefits - Summary of Detailed Information of Employee Benefits Non Current Liabilities (Detail) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Disclosure of defined benefit plans [line items]
Employee benefits	$ 164,432	$ 117,252
Long Service Leave [member]
Disclosure of defined benefit plans [line items]
Employee benefits	147,738	108,140
Provision For Retirement Payment [Member]
Disclosure of defined benefit plans [line items]
Employee benefits	$ 16,694	$ 9,112